Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Mairs & Power Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Fund
Class Name	Mairs & Power Fund
Trading Symbol	MPGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mairsandpower.com/funds/mpgfx. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	https://www.mairsandpower.com/funds/mpgfx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Fund	$33	0.63%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Material Change Date	Apr. 30, 2026
Net Assets	$ 5,556,286,173
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 14,640,733
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$5,556,286,173
Number of Holdings	48
Net Advisory Fee	$14,640,733
Portfolio Turnover	9%
30-Day SEC Yield	0.47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Holdings	(%)
NVIDIA Corp.	9.4%
Microsoft Corp.	7.9%
Amazon.com, Inc.	6.8%
Alphabet, Inc. - Class C	4.9%
Apple, Inc.	3.7%
nVent Electric PLC	3.5%
JPMorgan Chase & Co.	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%
Roche Holding AG	3.0%
Eli Lilly & Co.	3.0%

Security Type	(%)
Common Stocks	99.9%
Money Market Funds	0.2%
Cash & Other	-0.1%
Sector Breakdown*
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund’s prospectus at https://www.mairsandpower.com/funds/mpgfx or upon request at 1-800-304-7404.
Fund Name Change:
Effective April 30, 2026, the Mairs & Power Growth Fund was renamed the Mairs & Power Fund due to the Names Rule.
Changes to the Fund’s Portfolio Manager or Portfolio Management Team:
Effective at the close of business on June 30, 2026, Peter J. Johnson was named Lead Manager of the Mairs & Power Fund. Andrew R. Adams was named Co-Manager and Christopher D. Strom was named Co-Manager.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the Mairs & Power Growth Fund was renamed the Mairs & Power Fund due to the Names Rule.
Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Balanced Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Balanced Fund
Class Name	Mairs & Power Balanced Fund
Trading Symbol	MAPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/balanced-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Balanced Fund	$37	0.73%
[3]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 661,873,813
Holdings Count | $ / shares	243
Advisory Fees Paid, Amount	$ 1,971,420
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$661,873,813
Number of Holdings	243
Net Advisory Fee	$1,971,420
Portfolio Turnover	8%
Weighted Average Maturity	8.07 years
Effective Duration	5.73 years
30-Day SEC Yield	2.15%
Average Credit Quality	BBB

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers	(%)
Alphabet, Inc.	3.4%
Microsoft Corp.	3.3%
Amazon.com, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Ecolab, Inc.	2.6%
Visa, Inc.	2.5%
Entegris, Inc.	2.4%
United States Treasury Note/Bond	2.3%
Xcel Energy, Inc.	2.2%
Motorola Solutions, Inc.	2.1%

Security Type	(%)
Common Stocks	63.0%
Corporate Bonds	32.0%
U.S. Treasury Securities	2.3%
Municipal Bonds	2.1%
Money Market Funds	0.1%
Cash & Other	0.5%
Sector Breakdown*
[4]
Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Small Cap Fund
Class Name	Mairs & Power Small Cap Fund
Trading Symbol	MSCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/small-cap-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Small Cap Fund	$54	0.96%
[5]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%
Net Assets	$ 269,602,965
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 979,373
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$269,602,965
Number of Holdings	42
Net Advisory Fee	$979,373
Portfolio Turnover	19%
30-Day SEC Yield	0.00%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top Holdings	(%)
AAR Corp.	4.4%
Plexus Corp.	4.4%
Ambarella, Inc.	4.0%
Cognex Corp.	4.0%
Bio-Techne Corp.	3.9%
Knife River Corp.	3.9%
Entegris, Inc.	3.8%
JBT Marel Corp.	3.6%
Bentley Systems, Inc. - Class B	3.3%
nVent Electric PLC	3.2%

Security Type	(%)
Common Stocks	99.7%
Money Market Funds	0.4%
Cash & Other	-0.1%
Sector Breakdown*
[6]
Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Minnesota Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Mairs & Power Minnesota Municipal Bond ETF
Class Name	Mairs & Power Minnesota Municipal Bond ETF
Trading Symbol	MINN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
Additional Information Phone Number	1-855-839-2800
Additional Information Website	mairsandpower.com/funds/mn-muni-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Minnesota Municipal Bond ETF	$12	0.25%
[7]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 46,803,395
Holdings Count | $ / shares	127
Advisory Fees Paid, Amount	$ 52,570
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$46,803,395
Number of Holdings	127
Net Advisory Fee	$52,570
Portfolio Turnover	8%
Weighted Average Maturity	10.50 years
Effective Duration	6.18 years
30-Day SEC Yield	3.15%
Average Credit Quality	AA

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers	(%)
State of Minnesota	10.6%
Stillwater Independent School District No 834	3.4%
County of Ramsey MN	3.3%
City of Bloomington MN	3.2%
Metropolitan Council	3.0%
North Mankato Port Authority	2.9%
County of Hennepin MN	2.9%
University of Minnesota	2.9%
South Washington County Independent School District No 833	2.8%
St Paul Independent School District No 625	2.4%

Security Type	(%)
Municipal Bonds	98.4%
Money Market Funds	0.1%
Cash & Other	1.5%

*Credit Breakdown	(%)
AAA	34.3%
AA	49.5%
A	10.9%
BBB and Lower	2.8%
Unrated	1.0%
Cash & Cash Equivalent	1.5%
[8]
Updated Prospectus Web Address	mairsandpower.com/funddocuments

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

[7]
*	Annualized

[8]
*	Mairs & Power uses the lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.